Other (Expense) Income, net - Summary of Other (expense) income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other expense income [Abstract]
(Loss) gain on derivative instruments	$ (13,319)	$ (3,236)
Gain on conversion of loan to investment		703
Gain (loss) on changes in fair value of deferred and contingent consideration	2,126	(3,186)
Gain on debt modification	5,409
Gain on changes in fair value of loans receivable	921	1,515
Impairment on loan receivable	(902)	(3,037)
Loss on sale leaseback transactions		(670)
Sale and leaseback settlement costs	(479)
Dividend income		97
Unrealized loss on investments held at fair value	(160)	(2,827)
(Loss) gain on foreign currency	(2,394)	421
Other (loss) income on investments	(1,000)
Gain on dissolution of previously held equity investment		1,309
Other income	1,789	264
Total Other (expense) income, net	$ (8,009)	$ (8,647)